INVESTMENTS - Equity securities without readily determinable fair values (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity securities without readily determinable fair values
Carrying value of equity securities without readily determinable fair values	¥ 375	¥ 551
Total consideration	13	0	¥ 15
Gain/(loss) on sale of equity securities without readily determinable fair values	8	0	(4)
Investment in equity securities without readily determinable fair value	¥ 8	¥ 10	¥ 45